CONVERITBLE REDEEMABLE PREFERRED SHARES (Details)										1 Months Ended	12 Months Ended
	Apr. 08, 2015 shares	Feb. 29, 2012 USD ($) $ / shares	Feb. 29, 2012 $ / shares	Jul. 05, 2011 USD ($) $ / shares	Jun. 08, 2011 USD ($)	Jun. 08, 2011 $ / shares	May. 25, 2011 USD ($)	May. 25, 2011 $ / shares	Apr. 03, 2011 USD ($) $ / shares	Jul. 05, 2011 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
CONVERITBLE REDEEMABLE PREFERRED SHARES [Line Items]
IPO related costs											$ 2,125,372	$ 874,628
Number of board of directors appointed											4
Preferred Stocks, Outstanding [Roll Forward]
Beneficial conversion feature														$ 43,234,050
Ordinary shares [Member]
CONVERITBLE REDEEMABLE PREFERRED SHARES [Line Items]
Number of board of directors appointed											3
Conversion ratio	1
Preferred Shares [Member]
CONVERITBLE REDEEMABLE PREFERRED SHARES [Line Items]
Number of board of directors appointed											1
Minimum qualified IPO proceeds to automatically convert shares to ordinary shares											100,000,000
Preferred Stocks, Outstanding [Roll Forward]
Balance as of the beginning of the year											124,653,928	83,839,419	$ 46,197,571
Accretion for the Preferred Shares											2,365,351	40,814,509	37,641,848
Conversion to Ordinary Shares											$ (127,019,279)
Balance as of the end of the year												$ 124,653,928	83,839,419	46,197,571
Series A [Member]
CONVERITBLE REDEEMABLE PREFERRED SHARES [Line Items]
Percentage of common shares subscription price used to measure reduction of preferred shares subscription price											0.85%
Adjusted priced of preferred shares, as a percentage to additional ordinary shares issued											0.85%
Conversion rate at issuance date											1
Conversion rate at end of year											1	1
Series A-1 Preferred Shares [Member]
CONVERITBLE REDEEMABLE PREFERRED SHARES [Line Items]
Convertible redeemable preferred shares, shares issued		$ 6,713,384							$ 5,489,604
Issuance price | $ / shares			$ 0.0000						$ 0.9108
Issuance cash proceeds									$ 5,000,000
IPO related costs									$ 18,072
Conversion price | $ / shares		$ 0.4097
Dividend rate											8.00%
Liquidation preference, as a percent to issue price											100.00%
Preferred Stocks, Outstanding [Roll Forward]
Balance as of the beginning of the year											$ 6,756,046	$ 5,310,921	4,111,914
Accretion for the Preferred Shares											442,409	1,445,125	1,199,007
Conversion to Ordinary Shares											$ (7,198,455)
Balance as of the end of the year												6,756,046	5,310,921	4,111,914
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO | shares	12,202,988
Series A-2 Preferred Shares [Member]
CONVERITBLE REDEEMABLE PREFERRED SHARES [Line Items]
Convertible redeemable preferred shares, shares issued		$ 70,690,413		$ 18,482,206	$ 2,053,580		$ 30,803,678
Issuance price | $ / shares			0.0000	$ 0.9739		$ 0.9739		$ 0.9739
Issuance cash proceeds				$ 18,000,000	$ 2,000,000		$ 30,000,000
IPO related costs										$ 192,149
Conversion price | $ / shares			$ 0.4097
Dividend rate											8.00%
Liquidation preference, as a percent to issue price											100.00%
Preferred Stocks, Outstanding [Roll Forward]
Balance as of the beginning of the year											$ 99,356,343	62,409,342	28,072,921
Accretion for the Preferred Shares											1,202,748	36,947,001	34,336,421
Conversion to Ordinary Shares											$ (100,559,091)
Balance as of the end of the year												99,356,343	62,409,342	28,072,921
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO | shares	122,029,877
Series B Preferred Shares [Member]
CONVERITBLE REDEEMABLE PREFERRED SHARES [Line Items]
Convertible redeemable preferred shares, shares issued		$ 30,507,471
Issuance price | $ / shares		$ 0.4097
Issuance cash proceeds		$ 12,500,000
IPO related costs		$ 31,153
Dividend rate											8.00%
Liquidation preference, as a percent to issue price											100.00%
Percentage of common shares subscription price used to measure reduction of preferred shares subscription price											0.85%
Adjusted priced of preferred shares, as a percentage to additional ordinary shares issued											0.85%
Conversion rate at issuance date											1
Conversion rate at end of year											1
Preferred Stocks, Outstanding [Roll Forward]
Balance as of the beginning of the year											$ 18,541,539	16,119,156	14,012,736
Accretion for the Preferred Shares											720,194	2,422,383	2,106,420
Conversion to Ordinary Shares											$ (19,261,733)
Balance as of the end of the year												$ 18,541,539	$ 16,119,156	$ 14,012,736
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO | shares	30,507,471